Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Matisse Discounted Bond CEF Strategy (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Bond CEF
Class Name	Institutional Class
Trading Symbol	MDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Matisse Discounted Bond CEF for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDFIX. You can also request this information by contacting us at (800) 773-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDFIX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDFIX	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.51% for the fiscal year ended March 31, 2025. The Fund outperformed its benchmark, the Bloomberg US Aggregate Bond Index, which returned 4.88% for the same period. The Fund also outperformed the Bloomberg VLI High Yield Index and underperformed the FT Taxable Fixed Income CEF Index which returned 7.22% and 10.57%, respectively, for the same period.

The largest positive contributors to performance were:

•

Flaherty & Crumrine Total Return Fund, which had a 16.30% total return resulting from a combination of an at-NAV gain and narrowing of its discount.  We added a small amount to the position during the period.

•

Flaherty & Crumrine Preferred and Income Opportunity Fund, which had a 17.17% total return, resulting from a combination of an at-NAV gain and narrowing of its discount.  We added a small amount to the position during the period.

•

PGIM Short Duration High Yield Opportunities Fund, which we purchased at a 13.27% discount and later sold at a weighted average 5.27% discount, resulting in the capture of a total gain of about 17% through the combination of discount narrowing and an at-NAV return.

The largest negative contributors to performance were:

•

PIMCO New York Municipal Income Fund II, which had an approximately flat total return resulting from a combination of an at-NAV decline and narrowing of its discount.  We added to the position in August prior to a small NAV decline.

•	PIMCO California Municipal Income Fund, which had an at-NAV decline with a relatively stable discount.

Given that Fund’s universe discounts were only 3.59% as of 3/31/25 (compared to the 4.24% average discount since 2006), we built a 32% cash position within the Fund as of 3/31/25.  While we remain positive on the names we own (with our average holding being much more discounted at 9.07%), we did not find many attractively discounted names to add and preferred to wait for better discount opportunities to add to our current positions.  Following the period end, we got just such an opportunity with the extreme stock market, interest rate and CEF discount volatility that developed in April as Trump went ahead with tariffs and then paused some of them.  We’ve begun to put some of the cash to work and we are finding good opportunities in both Taxable and Muni CEFs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From April 30, 2020 through March 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Year	Since Inception
MDFIX	8.51%	4.91%	8.61%
Bloomberg US Aggregate Bond Index	4.88%	0.52%	-0.76%
Bloomberg VLI High Yield Index	7.22%	4.57%	5.77%
FT Taxable Fixed Income CEF Index	10.57%	5.60%	8.67%

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2024
Net Assets	$ 54,536,064
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 344,183
Investment Company, Portfolio Turnover	35.97%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$54,536,064
Number of Holdings	37
Net Advisory Fee	$344,183
Portfolio Turnover	35.97%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Fidelity Government Portfolio	31.6%
Western Asset Inflation-Linked Opportunities & Income Fund	3.7%
BlackRock Municipal 2030 Target Term Trust	3.5%
BNY Mellon Municipal Bond Infrastructure Fund Inc	3.5%
PIMCO California Municipal Income Fund II	3.4%
PIMCO New York Municipal Income Fund II	3.2%
abrdn National Municipal Income Fund	3.2%
PIMCO New York Municipal Income Fund	3.2%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	3.1%
Putnam Municipal Opportunities Trust	3.1%

Material Fund Change [Text Block]

Changes to the Fund

Effective August 1, 2024 the advisory fee rate for the Fund is 0.65%. Prior to August 1, 2024 the advisory fee rate was 0.70% with a contractual expense limitation of 0.99%.The contractual expense limitation was in effect through July 31, 2024 and was not renewed upon its expiration.

This change is included in the Fund's prospectus, which is available at https://fundinfopages.com/MDFIX or upon request at (800) 683-8529.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024 the advisory fee rate for the Fund is 0.65%. Prior to August 1, 2024 the advisory fee rate was 0.70% with a contractual expense limitation of 0.99%.The contractual expense limitation was in effect through July 31, 2024 and was not renewed upon its expiration.
Matisse Discounted Closed-End Fund Strategy (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Matisse Discounted Closed-End Fund
Class Name	Institutional Class
Trading Symbol	MDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Matisse Discounted Closed-End Fund for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fundinfopages.com/MDCEX. You can also request this information by contacting us at (800) 773-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://fundinfopages.com/MDCEX
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDCEX	$161	1.53%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 10.26% for the fiscal year ended March 31, 2025. The Fund outperformed its benchmark, the S&P 500 Index, which returned 8.25% for the period. The Fund outperformed the S-Network Composite Closed-End Fund Index and Morningstar Global Allocation Index, and underperformed the First Trust Composite Closed-End Fund Index, which returned 9.46%, 5.60%, and 11.10%, respectively, for the same period.

The three largest contributors to performance were:

• Tetragon Financial Group, which had a 49.79% total return resulting from a combination of its at-NAV gain and narrowing of its discount.  We did not trade TFG during the period, other than a small tender to the company’s buyback.

• Tortoise Energy Infrastructure, which had a 52.08% total return resulting from a combination of its at-NAV gain and the narrowing of its discount.  We sold TYG in January, to capture the discount movement and redeploy into more attractive discount opportunities.

• Highland Global Allocation Fund, which had a 23.85% total return resulting from a combination of its at-NAV gain and the narrowing of its discount.  HGLB’s portfolio valuation benefited in December from an increase in the value of its stake in MidWave Wireless, a company that owns valuable wireless spectrum.  We added a small amount to the position during the period.

The three largest negative contributors to performance were:

• NexPoint Diversified Real Estate Trust, which had a -35.30% total return resulting from a combination of an at-NAV decline and widening of its discount. Its portfolio value decreased on the continued challenging interest rate and real estate environment.  We added a small amount to the position during the period.

• The Mexico Fund, which had a -21.65% total return resulting from a combination of an at-NAV decline and the slight widening of its discount.  We added a small amount to the position during the period.

• Highland Opportunities and Income Fund, which had a -19.91% total return resulting from a combination of an at-NAV decline and significant widening of its discount.  We added a small amount to the position during the period.

We remain positive on each of our holdings, as the average discount in the Fund’s portfolio is around 26%, and we see many potential catalysts for future discount narrowing.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance

From March 31, 2015 through March 31, 2025

Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Year	Since Inception
MDCEX	10.26%	20.32%	8.46%
S&P 500 Index	8.25%	18.58%	13.85%
S-Network Composite Closed-End Fund Index	9.46%	10.51%	6.11%
Morningstar Global Allocation Index	5.60%	8.64%	6.42%
First Trust Composite Closed-End Fund Index	11.10%	10.28%	5.41%

Performance Inception Date	Mar. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Aug. 01, 2024
Net Assets	$ 51,401,002
Holdings Count | Holdings	38
Advisory Fees Paid, Amount	$ 411,291
Investment Company, Portfolio Turnover	22.84%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$51,401,002
Number of Holdings	38
Net Advisory Fee	$411,291
Portfolio Turnover	22.84%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Fidelity Government Portfolio	9.3%
Tetragon Financial Group Ltd	8.9%
Pershing Square Holdings Ltd/Fund	6.7%
Destra Multi-Alternative Fund	4.4%
Templeton Dragon Fund Inc	4.0%
Highland Global Allocation Fund/CEF	3.9%
SRH Total Return Fund Inc	3.7%
Highland Opportunities and Income Fund	3.6%
Mexico Fund Inc/The	3.6%
Japan Smaller Capitalization Fund Inc	3.6%

Material Fund Change [Text Block]

Changes to the Fund

Effective August 1, 2024 the advisory fee rate for the Fund is 0.95%. Prior to August 1, 2024 the advisory fee rate was 0.99% with a contractual expense limitation of 1.25%.The contractual expense limitation was in effect through July 31, 2024 and was not renewed upon its expiration.

This change is included in the Fund's prospectus, which is available at https://fundinfopages.com/MDCEX or upon request at (800) 683-8529.

Material Fund Change Expenses [Text Block]	Effective August 1, 2024 the advisory fee rate for the Fund is 0.95%. Prior to August 1, 2024 the advisory fee rate was 0.99% with a contractual expense limitation of 1.25%.The contractual expense limitation was in effect through July 31, 2024 and was not renewed upon its expiration.